Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Borrowings
14.	BORROWINGS

	December 31,	December 31,
	2019	2020
Long-term borrowings - unsecured
Loans from government (a)	$7,361,124	$7,494,665
Other long-term borrowings (b)	4,813,176	4,060,357
Interest payables (a)	3,183,507	3,628,399
Loans from shareholders (b)	1,707,498	-
	$17,065,305	$15,183,421
Long-term borrowings from related parties - unsecured (c)
Loans from related parties	$552,426	$-
Interest payables	13,750	-
	$566,176	$-
Current borrowings - unsecured (b)
Loans from shareholders	$-	$2,571,701
Interest payables	-	329,270
	$-	$2,900,971
Current borrowings from related parties - unsecured (c)
Loans from related parties	$-	$550,000
Interest payables	-	67,912
	$-	$617,912

a.	Loans from government

On April 27, 2011, the Singapore Economic Development Board (EDB) awarded the Company a repayable grant (the “Grant”) not exceeding SGD10 million to support the Company’s drug development activities over a five-year qualifying period commencing February 24, 2011 (the “Project”). The Project was successfully implemented, resulting in substantially the full amount of the Grant being disbursed to the Company.

In the event any of the Company’s clinical product candidates achieve commercial approval after Phase 3 clinical trials, the Company will be required to repay the funds disbursed to the Company under the Grant plus interest of 6%. Until the Company has fulfilled its repayment obligations under the Grant, the Company has ongoing update and reporting obligations to the EDB. In the event the Company breaches any of its ongoing obligations under the Grant, EDB can revoke the Grant and demand that the Company repay the funds disbursed to the Company under the Grant. There were no breaches as of December 31, 2020.

As of December 31, 2019 and December 31, 2020, the amounts of funds disbursed to the Company plus accrued interest were $10,485,464 and $11,123,065, respectively.

b.	Other long-term borrowings

CSL Finance Pty Ltd.

On May 12, 2014, ASLAN Pharmaceuticals Pte. Ltd. obtained a loan facility of $4.5 million from CSL Finance Pty Ltd. The amount was based on 75% of research and development costs approved by CSL Finance Pty Ltd. at each drawdown period. The loan is repayable within 10 years from the date of the facility agreement. Interest on the loan is computed at 6% plus LIBOR, payable on a quarterly basis and is recorded at interest payables under other payables.

Mandatory prepayment of the loan is required upon a successful product launch occurring before maturity of the loan.

As of December 31, 2019 and December 31, 2020, the aggregate carrying amount including both the principal and outstanding accrued interest under CSL Loan Facility were $4,453,327 and $4,795,867, respectively.

Convertible Loan Facility

On September 30, 2019, the Company entered into a loan facility with Bukwang for an amount of $1.0 million, which is referred to as the Convertible Loan Facility. The Convertible Loan Facility had a two-year term with a 10% interest rate per annum, commencing upon the date the Company drew down on such facility. The Company had the option to prepay the amounts owed under the Convertible Loan Facility at any time, subject to certain conditions. The redemption right of the Company and the convertible right of the lender are recognized as derivative financial instruments. Please refer to Note 7- “Financial liabilities at fair value through profit or loss (FVTPL)”.

The lender had the right to convert, at its option, any outstanding principal amount plus accrued and unpaid interest under the loan into that number of the Company’s new ADSs which is calculated by dividing (a) such outstanding principal amount and accrued and unpaid interest by (b) 90% of the volume-weighted average price of the Company’s ADSs on the date of the conversion notice. Each ADS represents five of the Company’s ordinary shares. The ability to convert was subject to certain conditions, and expired at the expiry of the term of the loan.

In October 2019, the Company drew down on $1.0 million under the Convertible Loan Facility. As of December 31, 2020, the lender had not exercised its right to convert the loan into ADSs.

As of December 31, 2019 and December 31, 2020, the aggregate carrying amount including both the principal and outstanding accrued interest under the Convertible Loan Facility were $769,486 and $969,730, respectively.

The Company is entitled to repay all or part of the loans at any time prior to expiry of the term and Company evaluated the pre redemption right as derivative financial assets. Please refer to Note7. On March 29, 2021, the Company exercised the early pre-redemption right to repay the Convertible Loan Facility, including accrued interest. The Company had repaid Convertible Loan Facility including interest in full on March 29, 2021. Please refer to Note 28.

October/November 2019 Loan Facility

On October 25, 2019, the Company entered into a loan facility with certain existing stockholders/directors, or affiliates thereof, and on November 11, 2019, the Company entered into a related loan facility with the affiliate of another existing stockholder, for an aggregate amount of $2.25 million (collectively, the “October/November 2019 Loan Facility”). The October/November 2019 Loan Facility had a two-year term with a 10% interest rate per annum, commencing upon the date the Company drew down the facility, which was required to be drawn down in full. The Company had the option to repay not less than $1.0 million of the amounts owed under the October/November 2019 Loan Facility at any time (derivative financial assets – pre-redemption right), subject to certain conditions. In the event that the Company in a single re-financing transaction raised more than ten times the aggregate loan amount prior to expiry of the term, the Company was obligated to repay any unpaid portion of the principal amount and accrued interest thereunder within 30 days of the receipt of the proceeds from such re-financing transaction.

In October 2019, the Company drew down on $1.95 million under the loan facility. In connection with the October/November 2019 Loan Facility, the Company issued certain warrants (collectively referred to as the “Warrants”). In October 2019, the Company drew down on $1.95 million under the loan facility. In connection with this initial draw down, the Company issued Warrants to purchase 483,448 ADSs (representing 2,417,240 ordinary shares) to the lenders. These Warrants entitle lenders optionally to purchase shares up to a maximum of 50% of the principal loan amount, at an exercise price of $2.02 per ADS. In November 2019, the Company drew down on the remaining $0.3 million under the loan facility. In connection with the second draw down, the Company issued Warrants to purchase 74,377 ADSs (representing 371,885 ordinary shares) to the lender. These Warrants entitle the lender optionally to purchase shares up to a maximum of 50% of the principal loan amount at an exercise price of $2.02 per ADS.

The Warrants are exercisable only after the Company’s ordinary shares have been delisted from TPEx, and will expire on the earlier of (i) the first anniversary of such TPEx delisting to be August 25, 2021 or (ii) expiry of the term of the October/November 2019 Loan Facility.

As of December 31, 2020, none of the warrant holders have exercised their rights to purchase any ADS.

As of December 31, 2019, and December 31, 2020, the aggregate carrying amount including both the principal and outstanding accrued interest under the October/November 2019 Loan Facility were $2,316,174 and $2,549,152, respectively.

The Company was entitled to repay all or part of the loans at any time prior to expiry of the term and Company evaluated the pre-redemption right as derivative financial assets. Please refer to Note 7 (Derivative financial assets – pre-redemption right). On March 22, 2021, the Company exercised the early pre-redemption right to repay the October/November 2019 Loan Facility including accrued interest. Please refer to Note 28.

c.	Unsecured borrowings from related parties

The terms of the unsecured borrowings from related parties are the same as the terms of the October/November 2019 Loan Facility as disclosed in 14.b above.